Revenue from Contracts with Customers - Schedule of Movements of Contract Liabilities (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Contract liabilities [abstract]
At the beginning of the period/year	€ 7,018
At the end of the period/year	€ 14,995